S000061500 [Member] Investment Objectives and Goals - Nuveen Global Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Global Real Estate Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The principal investment objective of the Fund is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	The secondary objective is to provide current income.